Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt
14. Short-Term and Long-Term Debt
Short-term debt consists of borrowings from financial institutions, commercial paper and others.
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2024 and 2025 are as follows:
March 31, 2024

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥139,450	0.7%
Short-term debt outside Japan, mainly from banks	297,372	5.0
Commercial paper in Japan	7,998	0.1
Commercial paper outside Japan	5,851	2.7
Secured borrowings on securities lending transactions	120,116	1.1
Unsecured bonds	1,122	4.7
Payables under securitized loan receivables and investment in securities	2,186	4.0

	¥574,095	3.1

March 31, 2025

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥181,835	0.7%
Short-term debt outside Japan, mainly from banks	279,631	5.5
Commercial paper outside Japan	7,588	2.9
Secured borrowings on securities lending transactions	80,626	2.3

	¥549,680	3.4

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2024 and 2025 are as follows:
March 31, 2024

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥777,366	1.6%
Floating rate	2025~2077	2,587,324	3.4
Insurance companies and others:
Fixed rate	2029~2083	352,035	0.6
Floating rate	2029~2077	271,029	2.4
Unsecured bonds	2026~2081	1,208,672	2.0
Unsecured notes under medium-term note program	2028~2030	272,064	3.8
Payables under securitized loan receivables and investment in securities	2025~2044	157,886	6.0

		¥5,626,376	2.7

March 31, 2025

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2026~2083	¥799,933	1.7%
Floating rate	2026~2077	2,614,936	3.3
Insurance companies and others:
Fixed rate	2026~2083	353,890	0.9
Floating rate	2026~2077	262,346	2.2
Unsecured bonds	2026~2081	1,251,120	2.1
Unsecured notes under medium-term note program	2026~2032	387,316	3.8
Payables under securitized lease receivables	2026~2026	13,565	0.1
Payables under securitized loan receivables and investment in securities	2026~2044	50,012	5.0

		¥5,733,118	2.7

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2025 is as follows:

Years ending March 31,	Millions of yen
2026	¥867,767
2027	875,060
2028	783,087
2029	803,266
2030	779,766
Thereafter	1,624,172

Total	¥5,733,118

Borrowings with fixed rate from banks, insurance companies and others include the amount of ¥44,000 million of subordinated syndicated loan (hybrid loan). Out of this amount, ¥10,000 million was executed in fiscal 2022, and will mature in fiscal 2082 and may be redeemed after 5 years from the execution. ¥34,000 million was executed in fiscal 2023, and will mature in fiscal 2083 and may be redeemed after 5 years from the execution.
Unsecured bonds include the amount of ¥150,000 million of unsecured subordinated bonds with interest payment deferrable clauses and optional early redemption conditions (hybrid bonds). Out of this amount, ¥40,000 million was executed in fiscal 2020, and will mature in fiscal
2080
, with optional early redemption possible on or after March 2030. ¥50,000 million was executed in fiscal 2021, and will mature in fiscal 2081, with optional early redemption of ¥29,000 million possible on or after March 2026, and ¥21,000 million possible on or after March 2031. Additionally, ¥60,000 million was executed in the current consolidated fiscal year, and will mature in fiscal 2060, with optional early redemption possible on or after March 2030.
For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are usually made upon maturity of the loan contracts and interest payments are usually paid semi-annually.
During fiscal 2023, 2024 and 2025, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥1,093 million, ¥1,247 million and ¥1,455 million, respectively.
Total committed credit lines for the Company and its subsidiaries were ¥758,667 million and ¥795,634 million at March 31, 2024 and 2025, respectively, and, of these lines, ¥559,322 million and ¥598,079 million were available at March 31, 2024 and 2025, respectively. Of the available committed credit lines, ¥495,474 million and ¥502,177 million were long-term committed credit lines at March 31, 2024 and 2025, respectively.
The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2025:

Millions of yen
Lease payments, loans and investment in operating leases	¥301,092
Investment in securities	299,588
Property under facility operations	303,491
Other assets and other	115,982

¥1,020,153

As of March 31, 2025, debt liabilities were secured by shares of subsidiaries of ¥154,926 million, which were eliminated through consolidation adjustment, and debt liabilities of equity method investees were secured by equity method investments of ¥89,021 million. As of March 31, 2025, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥14,708 million. In addition, ¥180,248 million was pledged primarily by investment in securities for collateral deposits and deposits for real estate transaction as of March 31, 2025.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2025.